Related Party Transactions and Exempt Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Exempt Party-in-Interest Transactions

(6) RELATED PARTY TRANSACTIONS AND EXEMPT PARTY-IN-INTEREST TRANSACTIONS

The Plan invests in a fund offered by Charles Schwab and Black Hills Corporation common stock. These transactions qualify as exempt party-in-interest transactions.

At December 31, 2025 and 2024, the Plan held 253,135 and 250,787 shares, respectively, of common stock of Black Hills Corporation, the sponsoring employer, with a cost basis of $13,771,753 and $13,525,925 respectively. The market value of these shares totaled $17,572,606 and $14,676,035 at December 31, 2025 and 2024, respectively. During the year ended December 31, 2025, the Plan recorded dividend income from this investment of $681,267. The plan sponsor has the right to vote the shares of the Company’s common stock held by the Plan.

The Plan also issues loans to participants, which are secured by the vested balances in the participants’ accounts.

At December 31, 2025 and 2024, the Plan held Schwab U.S. Treasury Money Fund of $2,784 and $23,425 respectively.

The Plan also pays certain fees to Charles Schwab on behalf of the Plan for trust and record keeping services. Fees paid to Charles Schwab for trust and record keeping services were $21,450 and $21,825 for the years ended December 31, 2025 and 2024, respectively. These transactions qualify as exempt party-in-interest transactions.